Notes to the consolidated statements of income - Impairments (Details) - Latin America Segment € in Thousands	Sep. 30, 2020	Jun. 30, 2020 EUR (€)	Dec. 31, 2019
Disclosure of information for cash-generating units
Excess of recoverable amount over carrying amount		€ 23,096
Pre-tax WACC
Disclosure of information for cash-generating units
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0022		0.0187
Pre-tax WACC | Minimum
Disclosure of information for cash-generating units
WACC	11.90%		10.45%
Pre-tax WACC | Maximum
Disclosure of information for cash-generating units
WACC	25.57%		20.02%
After-tax WACC
Disclosure of information for cash-generating units
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0015		0.0124
After-tax WACC | Minimum
Disclosure of information for cash-generating units
WACC	8.83%		8.06%
After-tax WACC | Maximum
Disclosure of information for cash-generating units
WACC	22.50%		17.63%